OPERATING SEGMENT INFORMATION - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2017 customer
Disclosure Of Operating Segments [Line Items]
License revenue	$ 35,160	$ 50,000	$ 65,402
Janssen
Disclosure Of Operating Segments [Line Items]
License revenue	$ 35,200	$ 50,000	$ 65,400
Collaboration agreement, number of customers | customer	1	1	1	1